Income Tax Expenses	6 Months Ended
Jun. 30, 2019
Income Tax Expenses [Abstract]
INCOME TAX EXPENSES
18.	INCOME TAX EXPENSES
Income tax expense is recognized based on management's estimate of the weighted average effective annual income tax rate expected for the full financial year.